Filed pursuant to Rule 497(e)

Registration Nos. 333-03715 and 811-07619

[CHAPMAN AND CUTLER LLP LETTERHEAD]

October 25, 2018

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Nuveen Investment Trust
File Nos. 333-03715 and 811-07619

Ladies and Gentlemen:

On behalf of Nuveen Investment Trust (the “Registrant”) and it series, Nuveen NWQ Global Equity Income Fund, Nuveen NWQ Large-Cap Value Fund, Nuveen NWQ Multi-Cap Value Fund, Nuveen NWQ Small/Mid-Cap Value Fund, Nuveen NWQ Small-Cap Value Fund, Nuveen Large Cap Value Fund, Nuveen Large Cap Core Fund, Nuveen Large Cap Growth Fund and Nuveen Equity Market Neutral Fund, we are transmitting for electronic filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Registrant’s 497(e) filing with the Securities and Exchange Commission on October 5, 2018.

If you have any questions or comments, please telephone the undersigned at (312) 845-3484.

Very truly yours,

CHAPMAN AND CUTLER LLP

By:	/s/ Morrison C. Warren
Morrison C. Warren

Enclosure